PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Tax-Free Trust, which covers the six-month reporting period from December 1, 1996, through May 31, 1997. The report contains commentary by the portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and the financial statements.

This money market fund pursues current income exempt from federal income taxes with the additional advantages of daily liquidity and stability of principal.* At the end of the reporting period, the trust's portfolio was invested in securities issued by municipalities across the U.S.

Tax-free dividends paid to shareholders during the reporting period totaled $0.02 per share.** At the end of the period, the trust's net assets stood at $689.4 million.

Thank you for selecting Federated Tax-Free Trust as a daily cash investment. We welcome your comments and suggestions.

Sincerely,
 [Graphic]
Glen R. Johnson
President
July 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

** Income may be subject to the federal alternative minimum tax and state and local taxes.

INVESTMENT REVIEW

Q Can you comment on the economy and the interest rate environment over the semi-annual reporting period?

A Although it did not occur until near the end of the reporting period for the trust, the Federal Reserve Board (the Fed) brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed voted to raise the federal funds target rate from 5.25% to 5.50%, in the face of stronger than expected demand. The move was viewed as being preemptive against the threat of future inflationary pressures brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. The second quarter of 1996 was characterized by much stronger than expected growth, fueled by consumer spending and housing. Signs of moderating growth began to emerge in the third quarter, temporarily allaying the market's fears about inflation, but then picked up once again through the fourth quarter of 1996 and into early 1997. With inflation still appearing to be benign, the market tolerated the pace of growth over this period. However, Fed Chairman Alan Greenspan's testimony before Congress in late February 1997, marked a turning point for the short-term government market, indeed the bond and equity markets as well, as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. The ensuing weeks brought continued evidence of persistent strength, and ended in the Fed's action at the Federal Open Market Committee in late March 1997.

  For most of the reporting period, movements in short-term interest rates bounced back and forth as sentiment regarding the need for a more restrictive policy swayed back and forth. Rates traded within a range over the fourth quarter and into early 1997 -- with the six-month Treasury bill moving between 5.20% to 5.40%, as a friendly inflation picture provided some comfort to market participants. Finally, rates began to rise in late February 1997, and by the time of the Fed tightening in late March 1997, the market had built in much of the expectations regarding the move. In April 1997, the financial markets continued to focus on the likelihood of an additional tightening in May 1997, causing short-term yields to rise further. Yields on the six-month Treasury bill rose sharply over this interim period, moving from a low of 5.20% in mid-February to a high of 5.68% in late April before falling back to 5.40% by the end of reporting period.

Q What were your strategies for managing the trust during the semi-annual reporting period?

A The trust's average maturity at the beginning of the reporting period was approximately 53 days. The target remained 50 to 55 days through the third and fourth quarters of 1996. As signs of strength in the economy became more apparent, and as expectation of an imminent Fed tightening grew in the first quarter of 1997, we lowered the average maturity target range of the trust from between 50 and 55 days to between 40 and 45 days. By allowing the average maturity of the portfolio to roll inward from the 50- to 55-day range to a target range of 40 to 45 days, we were able to take advantage of higher interest rates going forward.

  Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. The trust's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer term, six- to twelve-month fixed-rate notes. This portfolio structure continued to pursue a competitive yield over time.

Q How has the trust performed during the six-month reporting period from December 1, 1996, through May 31, 1997?

A The trust's average yield has remained relatively stable over the majority of the reporting period since the Fed did not change their federal funds rate target until the latter part of the reporting period. The seven-day net yield for the trust on May 30, 1997, was 3.48% compared to 3.10% six months ago with the increase in yield coming at the end of the reporting period.* The latest yield was a taxable equivalent yield of a 5.76% for investors in the highest federal tax bracket.

Q
  Looking through 1997, what is your outlook for short-term rates?

A Although the Fed decided to hold short-term interest rates steady at its May meeting, our expectations are that the Fed will find reason to tighten monetary policy further in 1997. It is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. Therefore, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

FEDERATED TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- 101.5%
                ALABAMA -- 5.1%
 $      715,000 Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union Foundry
                Co.)/(Amsouth Bank N.A., Birmingham LOC)                                                  $          715,000
      2,325,000 Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs
                (S.P. Hotel Company)/(Amsouth Bank N.A., Birmingham LOC)                                           2,325,000
     13,100,000 Birmingham, AL Medical Clinic Board Daily VRDNs (University of
                Alabama Health System)/(Morgan Guaranty Trust Co.,
                New York LOC)                                                                                     13,100,000
      2,000,000 Birmingham, AL, (Series 1995) Weekly VRDNs (Regions Bank,
                Alabama LOC)                                                                                       2,000,000
      4,600,000 Birmingham, AL, GO (Series 1992A) Weekly VRDNs (Regions Bank,
                Alabama LOC)                                                                                       4,600,000
      3,000,000 Chatom, AL, IDB PCR, 3.75% CP (Alabama Electric Co-op, Inc.)/
                (National Rural Utilities Cooperative Finance Corp. GTD), Mandatory
                Tender 7/15/1997                                                                                   3,000,000
      7,500,000 Jefferson County, AL, GO Warrants (Series 1996) Weekly VRDNs
                (Bayerische Landesbank Girozentrale LOC)                                                           7,500,000
      2,000,000 Montgomery, AL BMC Special Care Facilities Finance Authority,
                (Series 94A) Weekly VRDNs (Baptist Medical Center, AL)/(Amsouth
                Bank N.A., Birmingham LOC)                                                                         2,000,000
                 Total                                                                                            35,240,000
                ALASKA -- 0.8%
      5,700,000 Alaska State Housing Finance Corp., General Mortgage Revenue
                Bonds (Series 1997A) Weekly VRDNs (Bank of America NT and SA,
                San Francisco LIQ)                                                                                 5,700,000
                ARIZONA -- 0.8%
      5,780,000 Glendale, AZ IDA, Variable Rate Senior Living Facilities Revenue
                Bonds Weekly VRDNs (Friendship Retirement Corporation)/
                (Norwest Bank Minnesota, Minneapolis LOC)                                                          5,780,000

Federated Tax-Free Trust

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                ARKANSAS -- 0.5%
 $    3,265,000 Arkansas Development Finance Authority, Single Family Mortgage
                Revenue bonds (1996 Series G), 3.70% TOBs, Mandatory Tender
                11/5/1997                                                                                 $        3,265,000
                CALIFORNIA -- 5.4%
      5,000,000 Alameda Unified School District, CA, 4.375% TRANs, 7/1/1997                                        5,002,176
      8,000,000 California School Cash Reserve Program Authority, (Series A), 4.75%
                TRANs (MBIA INS), 7/2/1997                                                                         8,005,887
     14,000,000 California Statewide Communities Development Authority, (1996
                Series A), 4.75% TRANs (FSA INS), 6/30/1997                                                       14,008,396
      5,000,000 Los Angeles County, CA Local Educational Agencies, (Series A), 4.75%
                TRANs (FSA INS), 6/30/1997                                                                         5,002,728
      5,000,000 South Coast, CA Local Education Agencies, (Series 1996A), 4.75%
                TRANs, 6/30/1997                                                                                   5,002,592
                 Total                                                                                            37,021,779
                COLORADO -- 2.1%
      9,000,000 Denver (City & County), CO, Airport System Subordinate Revenue
                Bonds (Series 1991C) Weekly VRDNs (Toronto-Dominion Bank LOC)                                      9,000,000
      5,640,000 Loveland, CO, IDR (Series 1993S), 3.90% TOBs (Safeway, Inc.)/
                (Bankers Trust Co., New York LOC), Mandatory Tender 6/2/1997                                       5,640,000
                 Total                                                                                            14,640,000
                CONNECTICUT -- 0.3%
      1,930,000 Connecticut State Transportation Infrastructure Authority Weekly
                VRDNs (Connecticut State)/(Commerzbank AG, Frankfurt LOC)                                          1,930,000
                DISTRICT OF COLUMBIA -- 1.1%
      7,500,000 District of Columbia, Variable Rate Demand/Fixed Rate Revenue
                Bonds (Series 1997) Weekly VRDNs (Children's Defense Fund)/
                (First National Bank of Maryland, Baltimore LOC)                                                   7,500,000
                FLORIDA -- 5.9%
      2,500,000 Alachua County, FL Health Facilities Authority, Health Facilities
                Revenue Bonds (Series 1996B) Weekly VRDNs (Shands Teaching
                Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central
                Florida LIQ)                                                                                       2,500,000

Federated Tax-Free Trust

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                FLORIDA -- CONTINUED
 $    8,000,000 Florida HFA Weekly VRDNs (Cornerstone Imaging, Inc.)/(PNC Bank,
                N.A. LOC)                                                                                 $        8,000,000
     14,000,000 Highlands County, FL Health Facilities, (Series 1996B Accounts
                Receivable) Weekly VRDNs (Adventist Health System)/(Capital
                Markets Assurance Corp. INS)/(Canadian Imperial Bank of
                Commerce, Toronto LIQ)                                                                            14,000,000
      6,000,000 Highlands County, FL Health Facilities, Variable Rate Demand
                Revenue Bonds (Series 1996A) Weekly VRDNs (Adventist Health
                System)/(SunTrust Bank, Central Florida LOC)                                                       6,000,000
      1,900,000 Orange County, FL HFA, Multifamily Housing Revenue Bonds
                Weekly VRDNs (Sutton Place Ltd. Project)/(Nationsbank, N.A.,
                Charlotte LOC)                                                                                     1,900,000
      8,090,000 Orange County, FL, Health Facilities Authority Weekly VRDNs
                (Mayflower Retirement Community)/(Rabobank Nederland, Utrecht
                LOC)                                                                                               8,090,000
                 Total                                                                                            40,490,000
                GEORGIA -- 3.2%
      2,685,000 Fulco, GA Hospital Authority Weekly VRDNs (Piedmont Hospital)/
                (SunTrust Bank, Atlanta LOC)                                                                       2,685,000
     10,000,000 Fulton County, GA Housing Authority, Multifamily Housing Revenue
                Refunding Bonds (Series 1994) Weekly VRDNs (Spring Creek Crossing
                Project)/(Wachovia Bank of Georgia N.A., Atlanta LOC)                                             10,000,000
      3,000,000 Marietta, GA Housing Authority, Multifamily Housing Revenue
                Refunding Bonds (Series 1996) Weekly VRDNs (Winterset
                Apartments Project)/(Wachovia Bank of Georgia N.A., Atlanta LOC)                                   3,000,000
      6,300,000 Rockdale County, GA Hospital Authority, Revenue Anticipation
                Certificates (Series 1994) Weekly VRDNs (Rockdale Hospital)/
                (SunTrust Bank, Atlanta LOC)                                                                       6,300,000
                 Total                                                                                            21,985,000
                ILLINOIS -- 6.9%
     10,000,000 Chicago, IL, GO Tender Notes (Series 1997), 3.65% TOBs (Morgan
                Guaranty Trust Co., New York LOC), Mandatory Tender 2/5/1998                                      10,000,000

Federated Tax-Free Trust

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                ILLINOIS -- CONTINUED
 $      500,000 Illinois Development Finance Authority, (Series 1994) Weekly VRDNs
                (Museum of Contemporary Art)/(Harris Trust & Savings Bank,
                Chicago, Lasalle National Bank, Chicago, NBD Bank, Michigan and
                Northern Trust Co., Chicago, IL LOCs)                                                     $          500,000
     17,900,000 Illinois Health Facilities Authority Weekly VRDNs (OSF Health Care
                Systems)                                                                                          17,900,000
     19,300,000 Illinois Health Facilities Authority, Revenue Bonds (Series 1997)
                Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of
                America Illinois LOC)                                                                             19,300,000
                 Total                                                                                            47,700,000
                INDIANA -- 2.6%
      8,500,000 Indiana Bond Bank, Series A-2, 4.25% TANs (Norwest Bank
                Minnesota, Minneapolis LOC), 1/21/1998                                                             8,528,957
      2,900,000 Indianapolis, IN Local Public Improvement Bond Bank, (Series E),
                4.125% TANs, 7/10/1997                                                                             2,901,805
      4,675,000 Indianapolis, IN Local Public Improvement Bond Bank, (Series F),
                4.125% TANs, 7/10/1997                                                                             4,677,910
      1,415,000 Marion, IN, Adjustable Rate EDRB's (Series 1997) Weekly VRDNs
                (Synectic Partnership)/(Lasalle National Bank, Chicago LOC)                                        1,415,000
                 Total                                                                                            17,523,672
                IOWA -- 1.2%
      5,970,000 Indianola, IA Health Care Facility, Refunding Revenue Bonds (Series
                1992) Weekly VRDNs (The Village Project)/(Norwest Bank Minnesota,
                Minneapolis LOC)                                                                                   5,970,000
      2,500,000 Iowa Higher Education Loan Authority, Revenue Bonds Weekly
                VRDNs (MBIA INS)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LIQ)                                            2,500,000
                 Total                                                                                             8,470,000
                KENTUCKY -- 1.5%
     10,000,000 Kentucky Interlocal School Transportation Association, (Series A),
                4.05% TRANs, 6/30/1997                                                                            10,000,000

Federated Tax-Free Trust

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                MARYLAND -- 5.6%
 $    1,000,000 Baltimore County, MD Port Facility Monthly VRDNs (Occidental
                Petroleum Corp.)/(Morgan Guaranty Trust Co., New York LOC)                                $        1,000,000
        800,000 Baltimore County, MD, (Series 1992) Weekly VRDNs (Sheppard &
                Enoch Pratt Hospital Facility)/(Societe Generale, Paris LOC)                                         800,000
      1,000,000 Baltimore, MD PCR Weekly VRDNs (SCM Plants, Inc.)/(Barclays
                Bank PLC, London LOC)                                                                              1,000,000
     13,555,000 Maryland Health & Higher Educational Facilities Authority, Revenue
                Bonds (Series 1994) Weekly VRDNs (University Physicians, Inc.)/
                (First National Bank of Maryland, Baltimore LOC)                                                  13,555,000
      9,300,000 Maryland Health & Higher Educational Facilities Authority, Series
                1997 Weekly VRDNs (Augsburg Lutheran Home of MD., Inc.)/
                (First National Bank of Maryland, Baltimore LOC)                                                   9,300,000
      4,000,000 Montgomery County, MD, EDR Weekly VRDNs (Howard Hughes
                Medical Center)                                                                                    4,000,000
      5,510,000 Queen Annes County, MD Economic Development Revenue, (Series
                1994), 3.90% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York
                LOC), Mandatory Tender 6/2/1997                                                                    5,510,000
      3,500,000 Washington Suburban Sanitation District, MD, (1996 Series) Weekly
                VRDNs (Westdeutsche Landesbank Girozentrale LIQ)                                                   3,500,000
                 Total                                                                                            38,665,000
                MASSACHUSETTS -- 0.7%
      4,973,000 North Andover, MA, 4.00% BANs, 1/22/1998                                                           4,982,247
                MICHIGAN -- 2.9%
      5,100,000 Michigan State Hospital Finance Authority, (Series A) Weekly VRDNs
                (OSF Health Care Systems)                                                                          5,100,000
      1,000,000 Michigan State Housing Development Authority, Rental Housing
                Revenue Bonds (1994 Series C) Weekly VRDNs (Credit Suisse, Zurich
                LOC)                                                                                               1,000,000
     14,000,000 Michigan State, 4.50% TRANs, 9/30/1997                                                            14,046,548
                 Total                                                                                            20,146,548

Federated Tax-Free Trust

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                MINNESOTA -- 5.8%
 $    2,100,000 Bloomington, MN Port Authority, Special Tax Revenue Refunding
                Bonds (Series 1994B) Weekly VRDNs (Mall of America)/(FSA INS)/
                (Credit Local de France LIQ)                                                              $        2,100,000
     10,000,000 Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square Real
                Estate, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)                                           10,000,000
      3,500,000 Minneapolis, MN, Various Purpose Bonds (Series 1996) Weekly
                VRDNs (Bayerische Vereinsbank AG, Munich LIQ)                                                      3,500,000
     13,500,000 Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
                Foundation)                                                                                       13,500,000
     11,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
                Foundation)                                                                                       11,000,000
                 Total                                                                                            40,100,000
                MISSOURI -- 2.7%
     13,370,000 Missouri State Environmental Improvement & Energy Authority,
                Pollution Control Revenue Bonds Series 1985B, 3.65% CP (Union
                Electric Co.)/(Westdeutsche Landesbank Girozentrale LOC),
                Mandatory Tender 6/12/1997                                                                        13,370,000
      5,000,000 Missouri State Environmental Improvement & Energy Authority,
                Pollution Control Revenue Bonds Series 1985B, 3.90% CP (Union
                Electric Co.)/(Westdeutsche Landesbank Girozentrale LOC),
                Mandatory Tender 10/9/1997                                                                         5,000,000
                 Total                                                                                            18,370,000
                NEW MEXICO -- 1.7%
     12,000,000 New Mexico State Highway Commission, Adjustable Tender
                Subordinate Lien Tax Revenue Highway Bonds (Series 1996) Weekly
                VRDNs (FSA INS)/(Canadian Imperial Bank of Commerce, Toronto
                LIQ)                                                                                              12,000,000
                NEW YORK -- 4.5%
     12,000,000 New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds (Series 1995A) Daily VRDNs (FGIC INS)/
                (FGIC Securities Purchase, Inc. LIQ)                                                              12,000,000

Federated Tax-Free Trust

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                NEW YORK -- CONTINUED
 $   15,000,000 New York City, NY, (Series B), 4.50% RANs (Bank of Nova Scotia,
                Toronto, Canadian Imperial Bank of Commerce, Toronto and
                Commerzbank AG, Frankfurt LOCs), 6/30/1997                                                $       15,009,132
      4,000,000 New York State Energy Research & Development Authority, (Series
                1985A), 3.60% TOBs (Long Island Lighting Co.)/(Deutsche Bank, AG
                LOC), Optional Tender 3/1/1998                                                                     4,000,000
                 Total                                                                                            31,009,132
                NORTH CAROLINA -- 4.9%
     20,000,000 Martin County, NC IFA, (Series 1993) Weekly VRDNs
                (Weyerhaeuser Co.)                                                                                20,000,000
     14,115,000 NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs
                (NCNB Tax Exempt Trust 1990a)/(Nationsbank, N.A., Charlotte LOC)                                  14,115,000
                 Total                                                                                            34,115,000
                OHIO -- 2.4%
      1,000,000 Columbus, OH Sewer System, Revenue Bonds (Series 1994) Weekly
                VRDNs                                                                                              1,000,000
      3,700,000 Hamilton County, OH Health System Weekly VRDNs (West Park
                Community)/(Fifth Third Bank, Cincinnati LOC)                                                      3,700,000
      1,390,000 Marion County, OH Hospital Authority, (Series 1991) Weekly VRDNs
                (Marion County, OH Pooled Hospital Program)/(Bank One, Columbus,
                N.A. LOC)                                                                                          1,390,000
      3,500,000 Montgomery County, OH Health Facilities Authority, (Series 1995)
                Weekly VRDNs (Sisters of Charity Health Care System)/(Toronto-
                Dominion Bank LIQ)                                                                                 3,500,000
      1,000,000 Ohio State Air Quality Development Authority Weekly VRDNs
                (Timken Co.)/(Credit Suisse, Zurich LOC)                                                           1,000,000
      5,000,000 Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs
                (Rickenbacker Holdings, Inc.)/(Bank One, Columbus, N.A. LOC)                                       5,000,000
      1,150,000 Ross County, OH, Hospital Facilities Revenue Bonds (Series 1995)
                Weekly VRDNs (Medical Center Hospital Project)/(Fifth Third Bank,
                Cincinnati LOC)                                                                                    1,150,000
                 Total                                                                                            16,740,000

Federated Tax-Free Trust

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                OKLAHOMA -- 3.9%
 $    2,640,000 Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs
                (Muskogee Mall Limited Partnership)/(Boatmen's National Bank of
                St. Louis LOC)                                                                            $        2,640,000
      3,610,000 Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs (Warmack
                Musskogee Limited Partnership)/(Boatmen's National Bank of
                St. Louis LOC)                                                                                     3,610,000
     10,000,000 Oklahoma State Industrial Authority, Flexible Rate Hospital Revenue
                Bonds (Series 1990B) Weekly VRDNs (Baptist Medical Center, OK)/
                (Credit Suisse, Zurich and Morgan Guaranty Trust Co., New York LIQs)                              10,000,000
     10,940,000 Tulsa, OK International Airport, Variable Rate Certificates (Series
                1997B-2) Weekly VRDNs (MBIA INS)/(Bank of America NT and SA,
                San Francisco LIQ)                                                                                10,940,000
                 Total                                                                                            27,190,000
                PENNSYLVANIA -- 0.9%
      6,100,000 Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health
                System)/(Mellon Bank N.A., Pittsburgh LOC)                                                         6,100,000
                RHODE ISLAND -- 2.4%
     16,400,000 Rhode Island State, GO Tax Anticipations Notes (1996 Series A), 3.95%
                CP, Mandatory Tender 6/24/1997                                                                    16,400,000
                TENNESSEE -- 4.2%
     17,000,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust
                Bank, Atlanta LOC)                                                                                17,000,000
      2,185,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
                (Series 1985B), 3.95% TOBs (Vanderbilt University), Optional Tender
                5/1/1998                                                                                           2,185,000
      4,855,000 Shelby County, TN Health Education & Housing Facilities Board,
                (Series C), 4.05% TOBs (Methodist Health System, Inc.)/(MBIA INS)/
                (Sanwa Bank Ltd., Osaka LIQ), Optional Tender 8/1/1997                                             4,855,000
      4,600,000 Tennessee State, Adjustable Bond Anticipation Note (Series A) Weekly
                VRDNs (Tennessee Consolidated Retirement System LIQ)                                               4,600,000
                 Total                                                                                            28,640,000

Federated Tax-Free Trust

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                TEXAS -- 14.2%
 $    3,990,000 Dallas, TX, (Series C), 3.75% TOBs, Optional Tender 6/15/1997                             $        3,990,000
      8,000,000 Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist
                Hospital, Harris County, TX)                                                                       8,000,000
     11,600,000 Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997) Daily
                VRDNs (Methodist Hospital, Harris County, TX)                                                     11,600,000
     20,600,000 Harris County, TX School Health Care, 3.75% CP (Sisters of Charity
                of The Incarnate Word)/(Toronto-Dominion Bank LIQ), Mandatory
                Tender 6/30/1997                                                                                  20,600,000
      7,000,000 Matagorda County, TX Navigation District Number One, (Series 1997D)
                Weekly VRDNs (Houston Light & Power Co.)/(FGIC INS)/(CDC
                Municipal Products, Inc. LIQ)                                                                      7,000,000
     17,000,000 Midland Independent School District, TX, Variable Rate Unlimited Tax
                School Building Bonds (Series 1997), 3.91% TOBs (Texas Permanent
                School Fund Guarantee Program GTD)/(Union Bank of Switzerland,
                Zurich LIQ), Mandatory Tender 1/15/1998                                                           17,001,003
     10,000,000 Plano ISD, TX, Variable Rate Unlimited Tax School Building Bonds,
                (Series 1997), 3.86% TOBs (Texas Permanent School Fund Guarantee
                Program GTD)/(Union Bank of Switzerland, Zurich LIQ), Mandatory
                Tender 2/5/1998                                                                                   10,000,000
      4,440,000 TX Pooled Tax Exempt Trust, Certificates of Participation (Series 1996)
                Weekly VRDNs (Bank One, Texas N.A. LOC)                                                            4,440,000
     15,500,000 Texas State, 4.75% TRANs, 8/29/1997                                                               15,528,896
                 Total                                                                                            98,159,899
                UTAH -- 1.2%
      8,500,000 Intermountain Power Agency, UT, 3.50% TOBs (Swiss Bank Corp. New
                York LOC), Optional Tender 9/15/1997                                                               8,500,000
                VERMONT -- 1.2%
      8,000,000 Vermont IDA Weekly VRDNs (Wallace Computer, Inc.)/(Wachovia
                Bank of NC, N.A., Winston-Salem LOC)                                                               8,000,000
                WEST VIRGINIA -- 0.6%
      4,355,000 West Virginia University Board of Regents, 3.80% TOBs (Morgan
                Guaranty Trust Co., New York LOC), Optional Tender 2/1/1998                                        4,355,000

Federated Tax-Free Trust

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                WISCONSIN -- 1.1%
 $    7,800,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds
                (Series 1994) Weekly VRDNs (Felician Health Care, Inc. Project)/
                (Lasalle National Bank, Chicago LOC)                                                      $        7,800,000
                WYOMING -- 0.6%
      3,705,000 Wyoming Community Development Authority, (Series 1986C), 3.60%
                TOBs (First National Bank of Chicago LIQ), Optional Tender 6/1/1997                                3,705,000
                OTHER -- 2.6%
     13,782,040 Equity Trust I, (1996 Series) Weekly VRDNs (Bayerische Hypotheken-
                Und Wechsel-Bank Ag LOC)                                                                          13,782,040
      4,022,810 LaSalle National Bank Leasetops Trust, Series 1995A Leasetops
                Certificates Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/
                (Lasalle National Bank, Chicago LOC)                                                               4,022,810
                 Total                                                                                            17,804,850
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(A)                                                 $      700,028,127


(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($689,409,490) at May 31, 1997.

The following acronyms are used throughout this portfolio:

BANs  -- Bond Anticipation Notes
CP    -- Commercial Paper
EDR   -- Economic Development Revenue
EDRB  -- Economic Development Revenue Bonds
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assurance
GO    -- General Obligation
GTD   -- Guaranty
HEFA  -- Health and Education Facilities Authority
HFA   -- Housing Finance Authority
HFDC  -- Health Facility Development Corporation
IDA   -- Industrial Development Authority
IDB   -- Industrial Development Bond
IDR   -- Industrial Development Revenue
IFA   -- Industrial Finance Authority
INS   -- Insured
ISD   -- Independent School District
LIQ   -- Liquidity Agreement
LOCs  -- Letter(s) of Credit
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
PCR   -- Pollution Control Revenue
PLC   -- Public Limited Company
RANs  -- Revenue Anticipation Notes
TANs  -- Tax Anticipation Notes
TOBs  -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
UT    -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                                    $   700,028,127
 Cash                                                                                                    202,679
 Income receivable                                                                                     6,975,639
   Total assets                                                                                      707,206,445
 LIABILITIES:
 Payable for investments purchased                                             $    15,541,828
 Income distribution payable                                                         2,147,687
 Accrued expenses                                                                      107,440
   Total liabilities                                                                                  17,796,955
 NET ASSETS for 689,427,645 shares outstanding                                                   $   689,409,490
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                 $   689,419,786
 Accumulated net realized loss on investments                                                            (10,296)
   Total Net Assets                                                                              $   689,409,490
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $689,409,490 / 689,427,645 shares outstanding                                                             $1.00


(See Notes which are an integral part of the Financial Statements)

FEDERATED TAX-FREE TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                  $     13,858,830
 EXPENSES:
 Investment advisory fee                                                   $  1,522,907
 Administrative personnel and services fee                                      287,449
 Custodian fees                                                                  45,687
 Transfer and dividend disbursing agent fees and expenses                        27,412
 Directors'/Trustees' fees                                                        9,282
 Auditing fees                                                                    8,554
 Legal fees                                                                       2,912
 Portfolio accounting fees                                                       55,900
 Shareholder services fee                                                       951,817
 Share registration costs                                                        20,930
 Printing and postage                                                             6,552
 Insurance premiums                                                               4,550
 Taxes                                                                           11,466
 Miscellaneous                                                                    5,824
     Total expenses                                                           2,961,242
 Waivers --
     Waiver of investment advisory fee                        $  (464,860)
     Waiver of shareholder services fee                          (761,454)
         Total waivers                                                      (1,226,314)
                 Net expenses                                                                     1,734,928
                  Net investment income                                                          12,123,902
 Net realized loss on investments                                                                    (1,783)
     Change in net assets resulting from operations                                     $        12,122,119


(See Notes which are an integral part of the Financial Statements)

FEDERATED TAX-FREE TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS
                                                                               ENDED             YEAR ENDED
                                                                            (UNAUDITED)         NOVEMBER 30,
                                                                            MAY 31, 1997            1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                   $       12,123,902    $      25,430,813
 Net realized (loss) on investments                                                 (1,783)               (6,253)
  Change in net assets resulting from operations                                 12,122,119           25,424,560
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                      (12,123,902)          (25,430,813)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                 1,223,182,792        2,635,145,132
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                             732,680            2,446,492
 Cost of shares redeemed                                                    (1,282,289,168)       (2,697,169,818)
  Change in net assets resulting from share transactions                       (58,373,696)          (59,578,194)
    Change in net assets                                                       (58,375,479)          (59,584,447)
 NET ASSETS:
 Beginning of period                                                            747,784,969          807,369,416
 End of period                                                           $      689,409,490    $     747,784,969


(See Notes which are an integral part of the Financial Statements)

FEDERATED TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      SIX MONTHS
                         ENDED
                      (UNAUDITED)
                         MAY 31,                                      YEAR ENDED NOVEMBER 30,
                          1997        1996      1995      1994       1993       1992        1991       1990      1989       1988
 NET ASSET
 VALUE,
 BEGINNING OF PERIOD      $ 1.00     $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 INCOME FROM
 INVESTMENT OPERATIONS
 Net investment
 income                     0.02       0.03     0.04       0.02       0.02       0.03       0.04       0.06       0.06       0.05
 LESS DISTRIBUTIONS
 Distributions from
 net investment income     (0.02)     (0.03)   (0.04)     (0.02)     (0.02)     (0.03)     (0.04)     (0.06)     (0.06)     (0.05)
 NET ASSET VALUE,
 END OF PERIOD            $ 1.00     $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(A)            1.60%      3.18%    3.57%      2.43%      2.18%      2.88%      4.49%      5.68%      6.03%      4.87%
 RATIOS TO AVERAGE
 NET ASSET
 Expenses                   0.46%*     0.45%    0.45%      0.45%      0.46%      0.46%      0.46%      0.45%      0.45%      0.45%
 Net investment
 income                     3.18%*     3.12%    3.51%      2.38%      2.16%      2.84%      4.40%      5.54%      5.86%      4.74%
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)   $689,409   $747,785 $807,369 $1,215,547 $1,346,791 $1,523,588 $1,720,730 $1,887,467 $2,140,368 $2,618,595


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is to provide dividend income exempt from federal regular income tax while seeking relative stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At November 30, 1996, the Trust, for federal tax purposes, had a capital loss carryforward of $31,199, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR    EXPIRATION AMOUNT

        2002             $11,840
        2003             $ 1,341
        2004             $18,018

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1997, capital paid-in aggregated $689,427,645.

Transactions in shares were as follows:

                                                                               SIX MONTHS         YEAR ENDED
                                                                                  ENDED          NOVEMBER 30,
                                                                              MAY 31, 1997           1996
 Shares sold                                                                   1,223,182,792      2,635,145,132
 Shares issued to shareholders in payment of distributions declared                  732,680          2,446,492
 Shares redeemed                                                              (1,282,289,168)    (2,697,169,818)
  Net change resulting from share transactions                                   (58,373,696)       (59,578,194)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the aggregate normal operating expenses of the Trust, including the gross investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses for such fiscal year or portion there of exceed 0.45% of the average daily net assets of the Trust for such period. This does not include reimbursement of the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.
  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- Fserv maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended May 31, 1997, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
  Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $730,975,000 and $670,615,000, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED TAX-FREE TRUST

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
MAY 31, 1997

[Graphic]Federated Investors

Federated Securities Corp., Distributor

Cusip 314282104
8070103 (7/97)
[Graphic]